Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	¥ 231,319	¥ 247,344
Additional provisions	136,493	37,379
Amounts used	(26,892)	(38,179)
Unused amounts reversed	(5,315)	(14,825)
Amortization of discount and effect of change in discount rate	(2,148)	(783)
Others	(156)	383
Ending balance	333,301	231,319
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	120,864	128,234
Additional provisions	112,407	23,000
Amounts used	(21,320)	(29,431)
Unused amounts reversed
Amortization of discount and effect of change in discount rate	(2,292)	(939)
Others
Ending balance	209,659	120,864
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	110,455	119,110
Additional provisions	24,086	14,379
Amounts used	(5,572)	(8,748)
Unused amounts reversed	(5,315)	(14,825)
Amortization of discount and effect of change in discount rate	144	156
Others	(156)	383
Ending balance	¥ 123,642	¥ 110,455